Note 20 - Business Segments	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit or loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s chief operating decision maker uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

The Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

The ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen
	2014	2015	2016

Network service and systems integration business:
Customers	¥111,445,519	¥119,409,987	¥136,759,130
Intersegment	455,975	408,567	383,058
Total	111,901,494	119,818,554	137,142,188
ATM operation business:
Customers	2,826,832	3,640,128	3,888,878
Intersegment	–	–	–
Total	2,826,832	3,640,128	3,888,878

Elimination	(455,975)	(408,567)	(383,058)
Consolidated total	¥114,272,351	¥123,050,115	¥140,648,008

F- 49

Segment Profit or Loss:

	Thousands of Yen
	2014	2015	2016

Operating income:
Network service and systems integration business	¥5,274,753	¥4,334,946	¥5,127,807
ATM operation business	578,794	886,340	1,148,922
Elimination	(130,235)	(146,048)	(136,375)
Consolidated total	¥5,723,312	¥5,075,238	¥6,140,354

Segment Assets:

	Thousands of Yen
	2015	2016

Segment assets:
Network service and systems integration business	¥105,160,187	¥113,747,677
ATM operation business	3,545,128	4,087,227
Elimination	–	–
Consolidated total	¥108,705,315	¥117,834,904

Other significant items:

	Thousands of Yen
	2014	2015	2016

Depreciation and amortization:
Network service and systems integration business	¥8,405,080	¥9,139,687	¥9,377,657
ATM operation business	417,901	537,652	543,898
Consolidated total	¥8,822,981	¥9,677,339	¥9,921,555

For information regarding the goodwill and the other impairment losses on intangible assets, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

Revenue from IBM Japan, Ltd., related to the Network service and system integration business segment represents ¥13,125,454 thousand for the year ended March 31, 2014, of the Company’s revenue.